-----------------------------------
                                                          OMB APPROVAL
                                             -----------------------------------
                                               OMB Number:           3235-0006
                                              Expires:      December 31, 2006
                                              Estimated average burden
                                              hours per response..........22.8
                                             -----------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -----------------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Harbour Group, LP
Address:          240 Greenwich Ave, 3rd Floor
                  Greenwich, Connecticut 06830

Form 13F File Number:      028-11705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Clifton S. Robbins
Title:     Chief Executive Officer
Phone:     203.422.6565

Signature, Place, and Date of Signing:

/s/ Clifton S. Robbins                    GREENWICH, CONNECTICUT                MAY  15, 2006
-------------------------------         -------------------------------    ----------------------
[Signature]                                 [City, State]                       [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                                            -------

Form 13F Information Table Entry Total:                       18
                                                           --------

Form 13F Information Table Value Total:                    $579,011
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                        Blue Harbour Group, LP
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2006

                                                                             INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE OF           FAIR     SHARES /
                            CLASS  CUSIP     MARKET   PRN AMOUNT  SH/  PUT/       SHARED    SHARED     OTHER
ISSUER                             NUMBER    VALUE                PRN  CALL  SOLE DEFINED   OTHER    MANAGERS   SOLE  SHARED NONE
                                           (X 1000S)
------------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                  COM  005125109  $31,704   1,226,930   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYSTEMS INC.           COM  00845V308  $65,424   4,350,000   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
CSK AUTO CORP                COM  125965103  $37,118   2,676,100   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
DENDRITE INTERNATIONAL INC   COM  248239105  $25,325   1,855,342   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
EFUNDS CORPORATION           COM  28224R101  $14,517    561,800    SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
HOUSTON EXPLORATION CO       COM  442120101  $53,904   1,022,840   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
JACUZZI BRANDS INC           COM  469865109  $1,242     126,300    SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTERNATIONAL INC.   COM  50730R102  $22,609    831,200    SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
LODGENET ENTERTAINMENT CORP  COM  540211109  $12,726    816,832    SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
NEENAH PAPER INC             COM  640079109  $22,702    693,200    SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN BORDER PARTNERS LP  COM  664785102  $14,558    303,800    SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC                    COM  682680103  $87,717   2,719,900   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
READER'S DIGEST ASSOCIATION  COM  755267101  $70,683   4,792,100   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY INC         COM  807863105  $3,130     90,723     SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SOURCE INTERLINK COS INC     COM  836151209  $14,351   1,258,862   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SPANISH BROADCASTING SYSTEM  COM  846425882  $9,148    1,654,228   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC          COM  89579K109  $22,974    548,300    SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE CO             COM  984757104  $69,180   2,527,600   SH         X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                     $579,011
(in thousands)
------------------------------------------------------------------------------------------------------------------------------------
